Total revenues - Revenue by collaboration and by category of revenue (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total net revenues	€ 505,280	€ 484,846	€ 478,053
Product net sales	87,599	14,753	2
Gilead [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Milestone payments		194,363
Royalties		19,984
Collaboration revenues
Disclosure of disaggregation of revenue from contracts with customers [line items]
Recognition of non-refundable upfront payments and license fees	370,078	433,884	411,417
Milestone payments	36,777	32,408	46,261
Reimbursement income	56		4,073
Royalties	10,770	3,801	16,300
Collaboration revenues | Other segments
Disclosure of disaggregation of revenue from contracts with customers [line items]
Royalties	44	43	72
Collaboration revenues | Gilead [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Royalties	10,726	3,757	16,227
Collaboration agreement for filgotinib | Gilead [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Recognition of non-refundable upfront payments and license fees	139,655	203,301	181,816
Milestone payments	34,777	32,408	46,261
Collaboration agreement for Jyseleca | Sobi
Disclosure of disaggregation of revenue from contracts with customers [line items]
Milestone payments	2,000
Collaboration agreement for CF | AbbVie
Disclosure of disaggregation of revenue from contracts with customers [line items]
Reimbursement income			(52)
Gilead collaboration agreement for drug discovery platform | Gilead [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Recognition of non-refundable upfront payments and license fees	230,423	€ 230,582	229,601
Collaboration agreement for MOR106 | Novartis
Disclosure of disaggregation of revenue from contracts with customers [line items]
Reimbursement income	€ 56		€ 4,125